SHARE BASED PAYMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2012
SHARE BASED PAYMENTS
Intrinsic value of options exercised during the period	$ 0	$ 0	$ 0
Share-based compensation expense	60	$ 186	$ 186
Unrecognized compensation cost	$ 5
Employee service share-based compensation, non vested awards, compensation cost not yet recognized. period of recognition	14 days
Number of options granted	0	0	0
2012 stock incentive plan [Member]
SHARE BASED PAYMENTS
Number of shares authorized				6,000,000
Expiration term				5 years